SCHEDULE OF GEOGRAPHIC LOCATIONS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Operating Loss Carryforwards [Line Items]
INCOME (LOSS) BEFORE INCOME TAXES	$ (443,563)	$ (3,460,458)	$ 1,648,808	$ 4,631,136
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
INCOME (LOSS) BEFORE INCOME TAXES		(1,406,918)	1,724,548	4,639,265
Foreign [Member]
Operating Loss Carryforwards [Line Items]
INCOME (LOSS) BEFORE INCOME TAXES		$ (2,053,540)	$ (75,740)	$ (8,129)